SCHEDULE OF PREPAID EXPENSES AND OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to suppliers		¥ 67,404	¥ 96,911
Prepaid expenses		18,341	16,101
Other receivables		13,847	45,267
Prepayment for equipment		10,631	17,225
Lease hold improvement		3,630	584
Expected return assets		401	63
Total		114,254	176,151
Less: non-current portion		(14,893)	(19,055)
Prepaid expenses and other assets-current portion	$ 14,644	¥ 99,361	¥ 157,096